A summary of the changes in warrants for the years ended December 31, 2021 and 2020 is presented below: (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Warrant reserve [member]
IfrsStatementLineItems [Line Items]
Number of warrants balance at beginning	1,555,317	341,119
Number of warrants granted	58,288	1,555,317
Number of warrants expired	(1,215,816)	(341,119)
Number of warrants granted	2,085,687	11,896
Number of warrants granted	3,341,900
Number of warrants excersied	(640,012)
Number of warrants balance at ending	5,127,076	1,555,317
Exercise Price [Member]
IfrsStatementLineItems [Line Items]
Exercise price balance at beginning	$ 2.94	$ 9.39
Exercise price granted	4.70	2.94
Exercise price expired	2.94	9.39
Exercise price granted	4.70
Exercise price granted	4.77
Exercise price excersied	3.34
Exercise price balance at ending	$ 3.10	$ 1.64